UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: February 28

Date of reporting period: August 31, 2019

Item 1. REPORTS TO STOCKHOLDERS.
Semi-Annual Report 2019
For the fiscal period from March 1, 2019 through August 31, 2019
(Unaudited)

Arin Large Cap Theta Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Arin Large Cap Theta Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Arin Large Cap Theta Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Arin Large Cap Theta Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Arin Large Cap Theta Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Arin Large Cap Theta Fund:

See Our Web site @ arinllc.com
or
Call Our Shareholder Services Group at 800-773-3863.

Beginning on January 1, 2021, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/Arin, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

As of January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you have previously elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/Arin.

Arin Large Cap Theta Fund

Schedule of Investments
(Unaudited)

As of August 31, 2019
						Value (Note 1)

TREASURY BILLS - 61.87%		Principal	Yield (b)	Maturity Date
	United States Treasury Bill	33500000	2.384%	10/3/2019		$33,441,318
	United States Treasury Bill (a)	29,300,000	2.039%	1/30/2020		29,069,872

	Total Treasury Bills (Cost $62,474,530)					62,511,190

		Number of	Exercise	Expiration
CALL OPTIONS PURCHASED - 15.02%		Contracts	Price	Date	Notional Value
*	S&P 500 Index Call Option (c)	76	$1,000	9/20/2019	$22,241,096	14,603,020
*	S&P 500 Index Call Option (c)	2	3,200	9/20/2019	585,292	15
*	S&P 500 Index Call Option (c)	7	2,100	10/18/2019	2,048,522	576,275
*	S&P 500 Index Call Option (c)	4	3,500	10/18/2019	1,170,584	20

	Total Call Options Purchased (Premiums Paid $13,741,776)					15,179,330

		Number of	Exercise	Expiration
PUT OPTIONS PURCHASED - 9.51%		Contracts	Price	Date	Notional Value
*	S&P 500 Index Put Option (c)	15	$2,870	9/6/2019	$4,389,690	19,275
*	S&P 500 Index Put Option (c)	350	2,925	9/6/2019	102,426,100	988,544
*	S&P 500 Index Put Option (c)	1,926	1,650	9/20/2019	563,636,196	9,630
*	S&P 500 Index Put Option (c)	500	1,700	9/20/2019	146,323,000	1,250
*	S&P 500 Index Put Option (c)	73	4,000	9/20/2019	21,363,158	7,843,850
*	S&P 500 Index Put Option (c)	3	2,000	9/20/2019	877,938	22
*	S&P 500 Index Put Option (c)	2	2,000	9/20/2019	585,292	20
*	S&P 500 Index Put Option (c)	250	2,700	9/20/2019	73,161,500	181,250
*	S&P 500 Index Put Option (c)	7	1,100	10/18/2019	2,048,522	35
*	S&P 500 Index Put Option (c)	4	1,500	10/18/2019	1,170,584	20
*	S&P 500 Index Put Option (c)	3,000	1,700	10/18/2019	877,938,000	30,000
*	S&P 500 Index Put Option (c)	550	1,700	10/18/2019	160,955,300	5,500
*	S&P 500 Index Put Option (c)	1,800	1,800	11/15/2019	526,762,800	112,500
*	S&P 500 Index Put Option (c)	2,000	1,750	12/20/2019	585,292,000	220,000
*	S&P 500 Index Put Option (c)	1,500	1,800	12/20/2019	438,969,000	195,000

	Total Put Options Purchased (Premiums Paid $11,901,333)					9,606,896

Investments, at value (Cost $88,117,639) - 86.40%						$87,297,416

Options Written (Premiums Received $5,282,023) - (4.78)%						(4,829,370)

Other Assets Less Liabilities - 18.38%						18,575,722

Net Assets - 100%						$101,043,768

						(Continued)

Arin Large Cap Theta Fund

Schedule of Investments - Schedule of Options Written
(Unaudited)

As of August 31, 2019
			Number of Contracts	Exercise Price	Expiration Date	Notional Value	Value (Note 1)

CALL OPTIONS WRITTEN - 2.28%
	*	S&P 500 Index Call Option (c)	3	$2,000	9/20/2019	$877,938	$276,780
	*	S&P 500 Index Call Option (c)	73	4,000	9/20/2019	21,363,158	182
	*	S&P 500 Index Call Option (c)	2	2,000	9/20/2019	585,292	184,480
	*	S&P 500 Index Call Option (c)	4	1,500	10/18/2019	1,170,584	568,240
	*	S&P 500 Index Call Option (c)	7	1,100	10/18/2019	2,048,522	1,273,475

		Total Call Options Written (Premiums Received $2,263,973)					2,303,157

PUT OPTIONS WRITTEN - 2.50%
	*	S&P 500 Index Put Option (c)	350	2,955	9/6/2019	102,426,100	1,546,945
	*	S&P 500 Index Put Option (c)	35	3,000	9/6/2019	10,242,610	272,125
	*	S&P 500 Index Put Option (c)	76	1,000	9/20/2019	22,241,096	190
	*	S&P 500 Index Put Option (c)	250	2,600	9/20/2019	73,161,500	78,750
	*	S&P 500 Index Put Option (c)	250	2,775	9/20/2019	73,161,500	342,500
	*	S&P 500 Index Put Option (c)	2	3,200	9/20/2019	585,292	55,340
	*	S&P 500 Index Put Option (c)	100	1,575	10/18/2019	29,264,600	500
	*	S&P 500 Index Put Option (c)	7	2,100	10/18/2019	2,048,522	543
	*	S&P 500 Index Put Option (c)	4	3,500	10/18/2019	1,170,584	229,320

		Total Put Options Written (Premiums Received $3,018,050)					2,526,213

	Total Options Written (Premiums Received $5,282,023)						$4,829,370

		Summary of Investments
		(Unaudited)		% of Net
				Assets	Value
		Treasury Bills		61.87%	$62,511,190
		Call Options Purchased		15.02%	15,179,330
		Put Options Purchased		9.51%	9,606,896
		Call Options Written		-2.28%	(2,303,157)
		Put Options Written		-2.50%	(2,526,213)
		Other Assets Less Liabilities		18.38%	18,575,722
		Total Net Assets		100.00%	$101,043,768

*	Non-income producing investment

(a)	All or a portion of this security is held as collateral for options written.
(b)	Rate shown reflects the yield at time of purchase.
(c)	Counterparty is Interactive Brokers LLC.

See Notes to Financial Statements

Arin Large Cap Theta Fund

Statement of Assets and Liabilities
(Unaudited)

As of August 31, 2019

Assets:
Investments, at value (cost $88,117,639)	$87,297,416
Deposits with broker	186,757
Due from custodian	17,800,678
Receivables:
Investments sold	1,731,495
Interest	468

Total assets	107,016,814

Liabilities:
Options written, at value (premiums received $5,282,023)	4,829,370
Payables:
Investments purchased	1,081,303
Fund shares repurchased	6,118
Accrued expenses:
Advisory fees	33,088
Administration fees	23,162
Distribution and service fees - Advisor Class Shares	5

Total liabilities	5,973,046

Net Assets	$101,043,768

Net Assets Consist of:
Paid in Interest	$111,423,350
Accumulated Deficit	(10,379,582)

Total Net Assets	$101,043,768

Institutional shares outstanding, no par value (unlimited authorized shares)	10,696,495
Net Assets	$101,030,368
Net Asset Value, Offering Price and Redemption Price Per Share	$9.45

Advisor shares outstanding, no par value (unlimited authorized shares)	1,430
Net Assets	$13,400
Net Asset Value, Offering Price and Redemption Price Per Share	$9.37

See Notes to Financial Statements

Arin Large Cap Theta Fund

Statement of Operations
(Unaudited)

For the fiscal period ended August 31, 2019

Investment Income:
Interest	$1,117,026

Total Investment Income	1,117,026

Expenses:
Advisory fees (note 2)	205,984
Administration fees (note 2)	144,239
Interest expense	26,580
Distribution and service fees - Advisor Class Shares (note 4)	27

Total Expenses	376,830

Net Investment Income	740,196

Realized and Unrealized Gain (Loss) on Investments and Options Written

Net realized gain (loss) from:
Investments	(5,567,241)
Options Written	4,249,503
Net realized loss on investments and options written	(1,317,738)

Change in unrealized appreciation on:
Investments	81,907
Options Written	560,970
Net change in unrealized appreciation on investments and options written	642,877

Net Realized and Unrealized Loss on Investments and Options Written	(674,861)

Net Increase in Net Assets Resulting from Operations	$65,335

See Notes to Financial Statements

Arin Large Cap Theta Fund

Statements of Changes in Net Assets

		August 31,			February 28,
For the fiscal year or period ended		2019	(a)		2019

Operations:
Net investment income		$740,196			$1,339,564
Net realized loss from investments and
options written		(1,317,738)			(7,323,771)
Net change in unrealized appreciation (depreciation) on
investments and options written		642,877			(3,467,154)

Net Increase (Decrease) in Net Assets Resulting from Operations		65,335			(9,451,361)

Total Distributions Paid to Shareholders:
Institutional Class Shares		(647,369)			(2,119,482)
Advisor Class Shares		(66)			(228)

Net Decrease in Net Assets Resulting from Distributions		(647,435)			(2,119,482)

Beneficial Interest Transactions:
Shares sold		1,662,902			8,204,993
Reinvested distributions		521,009			1,688,117
Shares repurchased		(6,242,696)			(14,541,461)

Net Increase (Decrease) in Beneficial Interest Transactions		(4,058,785)			(4,648,351)

Net Increase (Decrease) in Net Assets		(4,640,885)			(16,219,194)

Net Assets:
Beginning of Period		105,684,653			121,903,847
End of Period		$101,043,768			$105,684,653

	August 31,			February 28,
Share Information:	2019 (a)			2019
Institutional Class Shares	Shares	Amount		Shares	Amount
Shares sold	176,108	$1,662,902		11,359,971	$117,608,520
Reinvested distributions	54,995	520,943		7,285	75,317
Shares repurchased	(659,136)	(6,242,696)		(278,446)	(2,864,704)
Net Increase (Decrease) in Shares
of Beneficial Interest	(428,033)	$(4,058,851)		11,088,810	$114,819,133

Advisor Class Shares	Shares	Amount		Shares	Amount
Shares sold	-	$-		-	$-
Reinvested distributions	7	66		24	242
Shares repurchased	-	-		(261)	(2,691)
Net Increase (Decrease) in Shares
of Beneficial Interest	7	$66		(237)	$(2,449)

(a) Unaudited.

See Notes to Financial Statements

Arin Large Cap Theta Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	August 31,		February 28,					February 29,
of the fiscal years or period ended	2019	(g)	2019	2018		2017		2016

Net Asset Value, Beginning of Period	$9.50		$10.50	$10.14		$10.08		$10.79

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.07		0.12	0.05		(0.05)		(0.04)
Net realized and unrealized gain (loss) on
investments and options written	(0.06)		(0.94)	0.49		0.60		(0.11)

Total from Investment Operations	0.01		(0.82)	0.54		0.55		(0.15)

Less Distributions:
Net investment income	(0.06)		(0.10)	(0.00)	(f)	-		-
Net realized gain	-		(0.08)	(0.18)		(0.49)		(0.56)

Total Distributions	(0.06)		(0.18)	(0.18)		(0.49)		(0.56)

Net Asset Value, End of Period	$9.45		$9.50	$10.50		$10.14		$10.08

Total Return (a)	0.10%	(i)	(7.80)%	5.31%		5.50%		(1.61)%

Net Assets, End of Period (in thousands)	$101,030		$105,671	$121,889		$5,297		$5,783

Ratios of:
Interest Expense to Average Net Assets	0.03%	(h)	0.15%	0.04%		0.00%	(e)	0.01%
Gross Expenses to Average Net Assets (b)	0.71%	(h)	0.83%	0.72%		0.68%		0.69%
Net Expenses to Average Net Assets (b)	0.71%	(h)	0.83%	0.72%		0.68%		0.69%
Net Investment Income (Loss) to
Average Net Assets (c)	1.43%	(h)	1.18%	0.46%		(0.48)%		(0.40)%

Portfolio turnover rate	775.62%	(i)	325.85%	94.85%		7.60%		0.00%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)								Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e) Less than 0.01% of net assets.
(f) Less than $0.01 per share.
(g) Unaudited.
(h) Annualized.
(i) Not annualized.

See Notes to Financial Statements								(Continued)

Arin Large Cap Theta Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during each	August 31,		February 28,				February 29,
of the fiscal years or period ended	2019	(f)	2019	2018	2017		2016

Net Asset Value, Beginning of Period	$9.43		$10.44	$10.13	$10.11		$10.85

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.05		0.08	(0.04)	(0.09)		(0.08)
Net realized and unrealized gain (loss) on
investments and options written	(0.06)		(0.93)	0.53	0.60		(0.10)

Total from Investment Operations	(0.01)		(0.85)	0.49	0.51		(0.18)

Less Distributions:
Net investment income	(0.05)		(0.08)	-	-		-
Net realized gain	-		(0.08)	(0.18)	(0.49)		(0.56)

Total Distributions	(0.05)		(0.16)	(0.18)	(0.49)		(0.56)

Net Asset Value, End of Period	$9.37		$9.43	$10.44	$10.13		$10.11

Total Return (a)	(0.14)%	(h)	(8.14)%	4.82%	5.09%		(1.88)%

Net Assets, End of Period (in thousands)	$13		$13	$15	$17		$77

Ratios of:
Interest Expense to Average Net Assets	0.03%	(g)	0.15%	0.04%	0.00%	(e)	0.01%
Gross Expenses to Average Net Assets (b)	1.11%	(g)	1.23%	1.12%	1.08%		1.09%
Net Expenses to Average Net Assets (b)	1.11%	(g)	1.23%	1.12%	1.08%		1.09%
Net Investment Income (Loss) to
Average Net Assets (c)	1.02%	(g)	0.79%	(0.38)%	(0.90)%		(0.80)%

Portfolio turnover rate	775.62%	(h)	325.85%	94.85%	7.60%		0.00%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)							Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e) Less than 0.01% of net assets.
(f) Unaudited.
(g) Annualized.
(h) Not annualized.

See Notes to Financial Statements

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

As of August 31, 2019

1.      Organization and Significant Accounting Policies

The Arin Large Cap Theta Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund’s investment advisor, Arin Risk Advisors, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective by investing in a portfolio of common stocks, exchange-traded funds (“ETFs”), options, and futures contracts.  The Fund will be primarily invested in securities that are linked to the performance of broad-based market indexes, such as the S&P 500 Index, that represent the U.S. large-cap equity market (an "Index"). During the period, the Fund’s primary means of gaining exposure to an Index was through the purchase and sale of options. The Advisor may also allocate a portion of the Fund’s assets to cash or cash equivalents, including United States Treasury Securities, money-market investments, and money-market mutual funds.

The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Advisor Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except that the Advisor Class Shares are subject to distribution and service fees which are further discussed in Note 4. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  The Date of Initial Public Investment for the Institutional Class Shares was August 14, 2013.  The Date of Initial Public Investment for the Advisor Class Shares was September 3, 2013.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Treasury Bills are valued at the evaluated bid price provided by the pricing service.  The prices provided by the pricing service are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation
Options are valued at the mean of the last quoted bid and ask prices as of 4:00 p.m. Eastern Time (the “Valuation Time”). Options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or National Best Bid/Offer (NBBO) pricing information provided by the pricing services. If there is an ask price but no bid price at the Valuation Time, the option shall be priced at the mean of zero and the ask price at the Valuation Time.  An option should be valued using fair value pricing when (i) a reliable last quoted ask price at the Valuation Time is not readily available or (ii) the Fund’s investment advisor or Fund management does not believe the prices provided by the pricing services reflect the market value of such option.

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

As of August 31, 2019

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of August 31, 2019 for the Fund’s investments measured at fair value:

Investments (a)	Total	Level 1	Level 2	Level 3
Assets
Treasury Bills	$62,511,190	$-	$62,511,190	$-
Call Options Purchased	15,179,330	-	15,179,330	-
Put Options Purchased	9,606,896	-	9,606,896	-
Total Assets	$87,297,416	$-	$87,297,416	$-

Liabilities
Call Options Written	$2,303,157	$-	$2,303,157	$-
Put Options Written	2,526,213	-	2,526,213	-
Total Liabilities	$4,829,370	$-	$4,829,370	$-

 (a) The Fund had no significant transfers into or out of Level 1, 2, or 3 during the fiscal period ended August 31, 2019.  The Fund did not hold any Level 3 securities during the period.  Please refer to the Schedule of Investments for industry classification.

Purchased Options
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

As of August 31, 2019

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Written options are non-income producing securities.

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund’s independent pricing services and the Fund’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets on the Statement of Assets and Liabilities.  Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The derivative instruments outstanding as of August 31, 2019 are disclosed below and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

The following table sets forth the effect of the derivative instruments on the Statement of Assets and Liabilities as of August 31, 2019:

Derivative Type	Location	Value
Options Purchased	Assets-Investments, at value	$24,786,226
Options Written	Liabilities-Options written, at value	$(4,829,370)

Investments in the Fund are subject to the following options risks:

Risks from Purchasing Options. If a call or put option purchased by the Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option. Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the Advisor’s success in implementing the Fund’s strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.  There is no assurance that a liquid market will exist when the Fund seeks to close out an option position. Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Risks from Writing Options. Writing option contracts can result in losses that exceed the Fund’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the security. If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option. Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund to profit from an increase in the market value of stocks in exchange for upfront cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option. There is no assurance that a liquid market will exist when the Fund seeks to close out an option position. Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

As of August 31, 2019

Investments in the Fund may also be subject to counterparty risk on derivatives. This risk refers to the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due.  As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment.  Changes in the financial condition of an issuer or counterparty, changes in specific economic, social, or political conditions that affect a particular type of security or other instrument or an issuer, and changes economic, social, or political conditions general can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due.

Cash and Cash Equivalents
All highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. The Fund may have cash and cash equivalents on deposit with commercial banks and professional brokerage houses which, at times, may exceed federally insured limits.

The following table sets forth the effect of the option contracts on the Statement of Operations for the fiscal period ended August 31, 2019:

Derivative Type	Location	Gains (Losses)
Equity Contracts – purchased options	Net realized loss from investments	$(11,134,298)
Equity Contracts – written options	Net realized gain from options written	$ 4,249,503

Equity Contracts – purchased options	Change in unrealized depreciation on investments	$ (244,745)
Equity Contracts – written options	Change in unrealized appreciation on options written	$ 560,970

The following table represents the total premiums received or paid on options, which serve as an indicator of volume for options during the fiscal period ended August 31, 2019:

Derivative Type	Type	Total Value
Equity Contracts – purchased options	Premiums Paid	$25,643,109
Equity Contracts – written options	Premiums Received	$ 5,282,023

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) monthly or quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

As of August 31, 2019

Exchange-Traded Funds
The Fund may invest in exchange-traded funds (“ETFs”).  ETFs offer investors a proportionate share in a portfolio of stocks, bonds, commodities, or other securities.  ETFs are traded on a stock exchange and can be bought and sold throughout the day.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.      Transactions with Related Parties & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund’s average daily net assets.  The Advisor shall receive an investment advisory fee equal to an annualized rate of 0.40% of the average daily net assets of the Fund.

Administrator
a) Fund Accounting and Administration Agreement:  The Nottingham Company provides the Fund with administrative, fund accounting, and compliance services.  The Administrator receives compensation from the Fund at a maximum annual rate of 0.28% if the average daily net assets are under $250 million.  The Administrator is responsible for the coordination and payment of vendor services and other Fund expenses from such compensation.  Pursuant to this arrangement, the Administrator pays the following expenses: (i) compensation and expenses of any employees of the Trust and of any other persons rendering any services to the Fund; (ii) clerical and shareholder service staff salaries; (iii) office space and other office expenses; (iv) fees and expenses incurred by the Fund in connection with membership in investment company organizations; (v) fees and expenses of counsel to the Trustees who are not interested persons of the Fund and Trust; (vi) fees and expenses of counsel to the Fund and Trust engaged to assist with preparation of Fund and Trust documents and filings and provide other ordinary legal services; (vii) fees and expenses of independent public accountants to the Fund, including fees and expense for tax preparation; (viii) expenses of registering shares under federal and state securities laws; (ix) insurance expenses; (x) fees and expenses of the custodian, shareholder servicing, dividend disbursing and transfer agent, administrator, distributor, and accounting and pricing services agents of the Fund; (xi) compensation for a chief compliance officer for the Trust; (xii) expenses, including clerical expenses, of issue, sale, redemption, or repurchase of shares of the Fund; (xiii) the cost of preparing and distributing reports and notices to shareholders; (xiv) the cost of printing or preparing prospectuses and statements of additional information for delivery to the Fund’s current shareholders; (xv) the cost of printing or preparing documents, statements or reports to shareholders; and (xvi) other expenses not specifically assumed by the Fund or Advisor.  The Administrator cannot recoup from the Fund any Fund expenses in excess of the administration fees payable under the Fund Accounting and Administration Agreement.  The Fund incurred $144,239 in administration fees for the fiscal period ended August 31, 2019.
b) Operating Plan:  The Advisor has entered into an Operating Plan with the Administrator, through June 30, 2019, under which it has agreed to make the following payments to the Administrator: (i) when the Fund’s assets are below $49 million, the Advisor pays the Administrator a fee based on the daily average net assets of the Fund; and (ii) when the consolidated fee collected by the Administrator is less than a designated minimum operating cost, then the Advisor pays the Administrator a fee that makes up the difference.  The Advisor is also obligated to pay the following Fund expenses under the Operating Plan: (i) marketing, distribution, and servicing expenses related to the sale or promotion of Fund shares that the Fund is not authorized to pay pursuant to the Investment Company Act; (ii) expenses incurred in connection with the organization and initial registration of shares of the Fund; (iii) expenses incurred in connection with the dissolution and liquidation of the Fund; (iv) expenses related to shareholder meetings and proxy solicitations; (v) fees and expenses related to legal, auditing, and accounting services that are in amounts greater than the limits or outside of the scope of ordinary services; and (vi) hiring employees and retaining advisers and experts as contemplated by Rule 0-1(a)(7)(vii) of the Investment Company Act.

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

As of August 31, 2019

The Operating Plan may be terminated by either party at the conclusion of the then current term upon: (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Fund’s administrator under the Operating Plan.  If the Operating Plan is terminated when the Fund is at lower asset levels, the administrator would likely need to terminate the Fund Accounting and Administration Agreement in order to avoid incurring expenses without reimbursement from the Advisor.  Unless other expense limitation arrangements were put in place, the Fund’s expenses would likely increase.
In accordance with these terms, the Fund incurred $205,984 in advisory fees for the fiscal period ended August 31, 2019.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Administrator for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

3.      Trustees and Officers

The Board of Trustees is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain officers of the Trust may also be officers of the Administrator.

4.      Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Advisor Class Shares.  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may also incur expenses, which may not exceed 0.40% per annum of the Fund’s average daily net assets attributable to the Advisor Class Shares, for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal period ended August 31, 2019, the Advisor Class Shares incurred $27 in distribution and service fees.

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

As of August 31, 2019

5.      Purchases and Sales of Investment Securities

For the fiscal period ended August 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$12,540	$15,557

6.      Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund’s tax positions to be taken on the federal income tax returns during the open tax years ended February 29, 2016 through February 28, 2019, and as of the fiscal period ended August 31, 2019, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

Distributions during the fiscal year or period ended were characterized for tax purposes as follows:

	Distributions from
For the Year or Period Ended	Ordinary Income	Long-Term Capital Gains
08/31/2019	$ 647,435	$ -
02/28/2019	1,168,578	950,904

At August 31, 2019, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$82,835,616

Unrealized Appreciation	$1,979,767
Unrealized Depreciation	(2,347,336)
Net Unrealized Depreciation	$(367,569)

7.      Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

As of August 31, 2019

8.      New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. This amendment facilitates compliance of the disclosure of information without significantly altering the information provided to investors. These amendments have been adapted with these financial statements. The changes have been applied to the Fund’s financial statements as of the fiscal period ended August 31, 2019.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement.  The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information, and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard or portions of the standard. The changes have been applied to the Fund’s financial statements as of the fiscal period ended August 31, 2019.

9.      Borrowings

The Fund established a borrowing agreement with Interactive Brokers, LLC for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies.

Interest is based on the Federal Funds rate plus 3.90% on the first $100,000, the Federal Funds rate plus 3.40% on the next $900,000, the Federal Funds rate plus 2.90% on balances of $1,000,000-$3,000,000, and the Federal Funds rate plus 2.70% on balances of $3,000,000-$200,000,000. The average borrowing during the fiscal period was $848,964, and the average interest rate during the period was 3.46%.

Interest expense is charged directly to the Fund based upon actual amounts borrowed by the Fund. The Fund had no borrowings as of the fiscal period ended August 31, 2019.  Total interest expense for the period was $26,580 as reflected in the Statement of Operations.

10.    Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

As of August 31, 2019

Distributions
Per share distributions during the subsequent period were as follows:

Class	Record Date	Ex- Date and Pay Date	Ordinary Income

Institutional	9/27/2019	9/30/2019	$0.114424
Advisor	9/27/2019	9/30/2019	$0.104485

Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Arin Large Cap Theta Fund

Additional Information
(Unaudited)

As of August 31, 2019

1.      Proxy Voting Policies and Voting Record

A copy of the Advisor’s Proxy Voting Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.      Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.      Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal period ended August 31, 2019.

During the fiscal period, the Fund paid ordinary income distributions of $647,435 but no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.      Schedule of Shareholder Expenses

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2019 through August 31, 2019.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Arin Large Cap Theta Fund

Additional Information
(Unaudited)

As of August 31, 2019

Institutional Class Shares	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,001.00	$3.55
	$1,000.00	$1,021.59	$3.59
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 0.71%, multiplied by 184/366 (to reflect one half year).

Advisor Class Shares	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 998.60	$5.58
	$1,000.00	$1,019.55	$5.64
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 1.11%, multiplied by 184/366 (to reflect one half year).

Arin Large Cap Theta Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Arin Risk Advisors, LLC
116 South Franklin Street	100 East Hector Street
Post Office Box 69	Suite 215
Rocky Mount, North Carolina 27802-0069	Conshohocken, PA 19428-2388

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	arinllc.com

ITEM 2.      CODE OF ETHICS.
Not applicable.
ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.      SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.
Item 11.      CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.      DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.      EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	November 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	November 4, 2019

By:	/s/ Ashley E. Harris
Ashley E. Harris Treasurer and Principal Financial Officer

Date:	November 4, 2019